SUPPLEMENTAL BALANCE SHEET INFORMATION	12 Months Ended
Sep. 30, 2014
SUPPLEMENTAL BALANCE SHEET INFORMATION
SUPPLEMENTAL BALANCE SHEET INFORMATION

NOTE 10 SUPPLEMENTAL BALANCE SHEET INFORMATION

        The following reflects the activity in our reserve for bad debt for 2014, 2013 and 2012:

	September 30,
	2014	2013	2012
	(in thousands)
Reserve for bad debt:
Balance at October 1,	$4,795	$942	$776
Provision for (recovery of) bad debt	(200)	3,875	205
Write-off of bad debt	2	(22)	(39)

Balance at September 30,	$4,597	$4,795	$942

        Prepaid expenses and other current assets, accrued liabilities and long-term liabilities at September 30 consist of the following:

	September 30,
	2014 (as adjusted)	2013 (as adjusted)
	(in thousands)
Prepaid expenses and other current assets:
Restricted cash	$28,244	$23,691
Prepaid insurance	13,316	14,250
Deferred mobilization	20,133	11,395
Income tax asset	—	9,322
Prepaid value added tax	434	5,004
Other	18,785	15,876

Total prepaid expenses and other current assets	$80,912	$79,538

Accrued liabilities:
Accrued operating costs	$91,408	$30,169
Payroll and employee benefits	88,128	71,658
Taxes payable, other than income tax	42,538	38,328
Accrued income taxes	10,611	—
Deferred mobilization	18,103	12,235
Self-insurance liabilities	8,118	7,028
Deferred income	3,144	11,663
Other	20,228	18,603

Total accrued liabilities	$282,278	$189,684

Noncurrent liabilities—Other:
Pension and other non-qualified retirement plans	$25,305	$23,404
Self-insurance liabilities	13,476	12,207
Deferred mobilization	3,818	8,067
Deferred income	—	1,781
Uncertain tax positions including interest and penalties	13,239	12,844
Other	8,272	7,048

Total noncurrent liabilities—other	$64,110	$65,351